Income taxes (Schedule of the Provision for Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current tax benefit/(expenses)	¥ (212,528)		¥ (5,378)	¥ 14,027
Deferred tax benefit	65,839		56,358	34,759
Income tax benefit/(expenses)	¥ (146,689)	$ (22,449)	¥ 50,980	¥ 48,786